Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Development of Provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Development of Provisions [Line Items]
Balance beginning	€ 7,717	€ 20,725
Current	3,075	5,586
Non-current	747	2,132
Total	3,822	7,717
Added	814	6,798
Unwind of discount	101	56
Utilized	(3,242)	(7,512)
Reversal	(1,568)	(12,350)
Balance ending	3,822	7,717
Warranties [Member]
Schedule of Development of Provisions [Line Items]
Balance beginning	6,922	9,103
Current	3,051	5,424
Non-current	338	1,498
Total	3,388	6,922
Added	773	6,624
Unwind of discount	86	43
Utilized	(3,080)	(5,128)
Reversal	(1,313)	(3,719)
Balance ending	3,388	6,922
Onerous contracts [Member]
Schedule of Development of Provisions [Line Items]
Balance beginning	162	10,983
Current	25	162
Non-current
Total	25	162
Added	25	162
Unwind of discount
Utilized	(162)	(2,369)
Reversal		(8,614)
Balance ending	25	162
Archiving costs [Member]
Schedule of Development of Provisions [Line Items]
Balance beginning	13	12
Current
Non-current	27	13
Total	27	13
Added	14	1
Unwind of discount
Utilized
Reversal
Balance ending	27	13
Miscellaneous provisions [Member]
Schedule of Development of Provisions [Line Items]
Balance beginning	620	626
Current
Non-current	382	620
Total	382	620
Added	2	12
Unwind of discount	15	13
Utilized		(14)
Reversal	(256)	(16)
Balance ending	€ 382	€ 620